UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	February 13, 2007

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	66

Form 13F Information Table Value Total:  	$147,195,000

Bainco International Investors
December 31, 2006

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd.                       COM              000375204     2500   139020 SH       SOLE                   139020
Alltel Corp                    COM              020039103     1361    22500 SH       SOLE                    22500
Altria Group, Inc              COM              02209S103     3890    45333 SH       SOLE                    45333
American International Group   COM              026874107      155     2167 SH       SOLE                     2167
Amgen                          COM              031162100      376     5500 SH       SOLE                     5500
Apple Computer Inc             COM              037833100      153     1800 SH       SOLE                     1800
Applied Materials              COM              038222105     1998   108300 SH       SOLE                   108300
Automatic Data Processing      COM              053015103     2672    54250 SH       SOLE                    54250
BP PLC Spons-ADR               COM              055622104       47      700 SH       SOLE                      700
Bank of America                COM              060505104     3888    72820 SH       SOLE                    72820
Baxter International Inc       COM              071813109     3717    80130 SH       SOLE                    80130
Bed Bath & Beyond Inc          COM              075896100     3170    83200 SH       SOLE                    83200
Berkshire Hathaway Cl A        COM              084670108     1210       11 SH       SOLE                       11
CVS Corp                       COM              126650100     4239   137125 SH       SOLE                   137125
Cameron International Corp     COM              13342b105     2459    46350 SH       SOLE                    46350
Charles Schwab Corp            COM              808513105     2001   103450 SH       SOLE                   103450
Cisco Systems Inc              COM              17275R102     6228   227896 SH       SOLE                   227896
Citigroup Inc                  COM              172967101     5139    92260 SH       SOLE                    92260
Citrix Systems Inc             COM              177376100     2031    75075 SH       SOLE                    75075
Conexant Systems Inc.          COM              207142100       82    39964 SH       SOLE                    39964
ConocoPhillips                 COM              20825C104      180     2500 SH       SOLE                     2500
Critical Path                  COM              22674V506        1    12602 SH       SOLE                    12602
Crocs Inc.                     COM              227046109     1525    35295 SH       SOLE                    35295
Dell Computer                  COM              24702r101     2485    99060 SH       SOLE                    99060
Emerson Electric               COM              291011104     2833    64250 SH       SOLE                    64250
Exxon Mobil Corp.              COM              30231g102     5041    65788 SH       SOLE                    65788
Gap Inc                        COM              364760108     1723    88350 SH       SOLE                    88350
Genentech Inc.                 COM              368710406      733     9030 SH       SOLE                     9030
General Electric               COM              369604103     6990   187860 SH       SOLE                   187860
Hartford Financial Services    COM              416515104     3074    32945 SH       SOLE                    32945
Hexcel Corporation             COM              428291108     3245   186385 SH       SOLE                   186385
Intel Corporation              COM              458140100     1121    55359 SH       SOLE                    55359
International Business Machine COM              459200101      575     5915 SH       SOLE                     5915
JP Morgan Chase                COM              46625h100     4050    83850 SH       SOLE                    83850
Johnson & Johnson              COM              478160104     6101    92417 SH       SOLE                    92417
Juniper Networks Inc.          COM              48203r104       57     3000 SH       SOLE                     3000
Lawson Software                COM              52078P102     1757   237750 SH       SOLE                   237750
Manor Care Inc.                COM              564055101     1460    31125 SH       SOLE                    31125
Marvell Technology Group Ltd   COM              g5876h105      163     8500 SH       SOLE                     8500
Maxim Integrated Prods.        COM              57772K101      735    24000 SH       SOLE                    24000
Merck                          COM              589331107      100     2300 SH       SOLE                     2300
Microsoft Corp                 COM              594918104     6641   222410 SH       SOLE                   222410
Mobilepro Corp.                COM              60742e205       33   450000 SH       SOLE                   450000
New York Community Bancorp     COM              649445103     3668   227835 SH       SOLE                   227835
Northern Trust Corp.           COM              665859104     1842    30350 SH       SOLE                    30350
Office Depot                   COM              676220106      611    16000 SH       SOLE                    16000
Oracle Corporation             COM              68389X105     3955   230750 SH       SOLE                   230750
Orthometrix Inc.               COM              68750M100        9   127265 SH       SOLE                   127265
Pfizer Inc                     COM              717081103      271    10450 SH       SOLE                    10450
Schering Plough Corp           COM              806605101     3258   137800 SH       SOLE                   137800
Smurfit-Stone Container Corp   COM              832727101     1153   109190 SH       SOLE                   109190
Sun Microsystems               COM              866810104       81    15000 SH       SOLE                    15000
SunTrust Banks                 COM              867914103     4258    50425 SH       SOLE                    50425
Sysco Corp                     COM              871829107     3457    94030 SH       SOLE                    94030
Temple-Inland Inc              COM              879868107     1758    38200 SH       SOLE                    38200
Tiffany & Co.                  COM              886547108     2598    66200 SH       SOLE                    66200
Tyler Technologies Inc.        COM              902252105     3979   283012 SH       SOLE                   283012
United Technologies Corp       COM              913017109     2783    44514 SH       SOLE                    44514
UnitedHealth Group Inc.        COM              91324p102     2652    49350 SH       SOLE                    49350
Valero Energy                  COM              91913Y100      307     6000 SH       SOLE                     6000
Viacom Inc Cl B                COM              92553P201     2955    72024 SH       SOLE                    72024
Wal-Mart Stores                COM              931142103     2633    57025 SH       SOLE                    57025
Willis Group Holdings Limited  COM              G96655108     1696    42700 SH       SOLE                    42700
Windstream Corp.               COM              97381w104     2538   178509 SH       SOLE                   178509
XL Capital Ltd                 COM              G98255105     2476    34375 SH       SOLE                    34375
eBay, Inc.                     COM              278642103      319    10625 SH       SOLE                    10625